Dear Shareholder:

We appreciate your decision to invest in the Tax-Exempt California Money Market Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the Fund's semiannual report for the six months ended March 31, 2000.

Briefly, for the past six months the Fund's portfolio registered solid performance and achieved its objective of providing maximum current income that is exempt from Federal and State of California income taxes while maintaining stability of principal.

Fund Results
As of March 31, 2000
------------------------------------------------------
                                       7-Day Average
                          Annualized       as of
                           Net Yield  March 31, 2000
------------------------------------------------------
Net Six-Month Yield         2.38%         2.45%
------------------------------------------------------
Equivalent Taxable Yield    4.17%         4.30%
------------------------------------------------------


Thank you again for your investment in the Tax-Exempt California Money Market Fund. We look forward to serving your investment needs for years to come.


/s/Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

May 3, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

The Fund's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. It is based on the Fund's yield and a combined Federal and State of California marginal income tax rate of 42.9%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at March 31, 2000 (Unaudited)


                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities -- 63.7%*
---------------------------------------------------------------------------------------------------------------------
California Eastern Municipal Water & Sewer
   Revenue, 3.15%                                                                      $    9,000,000 $    9,000,000
---------------------------------------------------------------------------------------------------------------------
California Economic Development Financing
   Authority, ISO Corp. Project, 3.30%                                                     13,025,000     13,025,000
---------------------------------------------------------------------------------------------------------------------
California Economic Development Financing
   Authority, Volk Enterprises Inc. Project, 3.20%                                          1,700,000      1,700,000
---------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority,
   Catholic Healthcare Revenue, 3.15%                                                       1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority,
   Scripps Memorial Hospital, 3.15%                                                         8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Pollution Control Revenue,
   Pacific Gas & Electric Project, 3.35%-3.75%                                             68,850,000     68,850,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Pollution Control Revenue, Occidental
   Geothermal, Inc. Project, 3.65%                                                          1,400,000      1,400,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Pollution Control Revenue, Southern California
   Edison, 3.70%                                                                           30,800,000     30,800,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Solid Waste Disposal Revenue,
   Browning Ferris Industries, 3.30%                                                        5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Solid Waste Disposal Revenue,
   Western Waste Inc., 3.55%                                                                1,800,000      1,800,000
---------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
   Corporation, Levecke, LLC Project, 3.70%                                                 3,670,000      3,670,000
---------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
   Authority, Multifamily Housing Revenue,
   One Park Place, 3.25%                                                                   16,000,000     16,000,000
---------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
   Authority, Plaza Club Apartments, 3.35%                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Anaheim Housing Authority, 3.30%                                                            7,000,000      7,000,000


    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Anaheim Public Improvement Corp., 3.15%                                                $    1,200,000 $    1,200,000
---------------------------------------------------------------------------------------------------------------------
Berkeley, YMCA of Berkeley, 3.25%                                                           5,910,000      5,910,000
---------------------------------------------------------------------------------------------------------------------
Chula Vista, Multifamily Housing
   Revenue, 3.15%                                                                           2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Hayward, Multifamily Housing
   Revenue, 3.25%                                                                           2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Hemet, Multifamily Housing
   Revenue, 3.15%                                                                           8,050,000      8,050,000
---------------------------------------------------------------------------------------------------------------------
Irvine, Assessment District
   Improvement Bonds, 3.40%                                                                30,652,000     30,652,000
---------------------------------------------------------------------------------------------------------------------
Irvine, Ranch Water District, 3.40-3.60%                                                   18,100,000     18,100,000
---------------------------------------------------------------------------------------------------------------------
Kern County, Public Facilities Project, 3.15%                                                 800,000        800,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County,
   Community Development Commission,
   Willowbrook Project, 3.15%                                                               2,500,000      2,500,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles Department of Water and Power
   Electric Plant Revenue, 3.20%-3.30%                                                     20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County, Industrial Development
   Revenue, Tulip Corporation Project, 3.60%                                                1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County, Multifamily Housing
   Revenue, 3.15%-3.25%                                                                    30,640,000     30,640,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County,
   Pension Obligations, 3.15%                                                               8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County,
   Transportation Commission and Sales Tax,
   Revenue, 3.15%                                                                           3,700,000      3,700,000
---------------------------------------------------------------------------------------------------------------------
Oakland County, Financing Authority Lease
   Revenue, 3.15%-3.30%                                                                    12,900,000     12,900,000
---------------------------------------------------------------------------------------------------------------------
Orange County, Assessment District,
   Improvement Bonds, 3.45%                                                                10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Orange County,
   Sanitation Districts, 3.40%-3.50%                                                       15,400,000     15,400,000
---------------------------------------------------------------------------------------------------------------------
Orange County, Water District, 3.45%                                                        7,700,000      7,700,000
---------------------------------------------------------------------------------------------------------------------
Orange County, Apartment Development Revenue,
   Capistrano Pointe A, 3.25%                                                               4,500,000      4,500,000


    The accompanying notes are an integral part of the financial statements.

                                       3

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Orange County, Apartment Development Revenue,
   Trabuco Highlands, 3.25%                                                            $   13,300,000 $   13,300,000
---------------------------------------------------------------------------------------------------------------------
Riverside County,
   Public Facilities Project, 3.30%                                                         2,200,000      2,200,000
---------------------------------------------------------------------------------------------------------------------
Sacramento County, Administrative Center
   & Courthouse Project, 3.30%                                                              2,355,000      2,355,000
---------------------------------------------------------------------------------------------------------------------
Sacramento County, Multifamily Housing
   Revenue, 3.20%                                                                           2,750,000      2,750,000
---------------------------------------------------------------------------------------------------------------------
San Bernardino County, Medical Center
   Financing Project, 3.15%-3.20%                                                          16,200,000     16,200,000
---------------------------------------------------------------------------------------------------------------------
San Jose, Multifamily Housing Revenue,
   3.20%-3.35%                                                                             14,600,000     14,600,000
---------------------------------------------------------------------------------------------------------------------
Santa Ana, School District, 3.30%                                                           1,300,000      1,300,000
---------------------------------------------------------------------------------------------------------------------
Santa Clara County, Hospital Facilities Authority
   Revenue, 3.30%                                                                           3,100,000      3,100,000
---------------------------------------------------------------------------------------------------------------------
Santa Clara County, Multifamily Housing
   Revenue, 3.15%                                                                           4,800,000      4,800,000
---------------------------------------------------------------------------------------------------------------------
Simi Valley, Multifamily Housing Revenue,
   3.30%                                                                                    4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Southern California Public Power
   Authority, Palo Verde Project, 3.15%                                                     7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Southern California Public Power
   Transmission Project Revenue, 3.15%                                                      5,900,000      5,900,000
---------------------------------------------------------------------------------------------------------------------
Stanislaus, Solid Waste Facilities,
   Ogden Martin Systems Project, 3.25%                                                     10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Triunto County,
   Sanitation District Revenue, 3.35%                                                       2,190,000      2,190,000
---------------------------------------------------------------------------------------------------------------------
Vallejo, Industrial Development Authority,
   3.35%                                                                                    2,900,000      2,900,000
---------------------------------------------------------------------------------------------------------------------
West Basin, Water District Revenue, 3.10%                                                   4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico, Government
   Development Bank, 3.15%                                                                  4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico, Highway
   and Transportation Authority, 3.25%                                                      9,500,000      9,500,000


    The accompanying notes are an integral part of the financial statements.

                                       4

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial Tourist Educational
   Medicine and Environmental Control Facilities,
   3.45%                                                                               $    2,500,000 $    2,500,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $471,392,000)                                                 471,392,000
---------------------------------------------------------------------------------------------------------------------

Other Securities -- 36.3%
------------------------------------------------------------------------------------------------------------------------
California Metropolitan Water Authority,
   2.55%-3.60%, 4/6/2000-4/13/2000                                                         27,700,000     27,700,000
---------------------------------------------------------------------------------------------------------------------
California Public Capital Improvements Financing
   Authority Revenue, 3.70%, 6/15/2000                                                      1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
California School Cash Reserve Program
   Authority, 3.11%, 7/3/2000                                                               3,200,000      3,207,095
---------------------------------------------------------------------------------------------------------------------
California State General Obligation Bond,
   2.65%-3.35%, 4/10/2000-5/15/2000                                                        30,700,000     30,700,000
---------------------------------------------------------------------------------------------------------------------
California, University of California Regents,
   3.25%-3.40%, 5/08/2000-5/11/2000                                                        35,021,000     35,021,000
---------------------------------------------------------------------------------------------------------------------
Fontana School District 99, 3.18%, 7/7/2000                                                 8,000,000      8,006,567
---------------------------------------------------------------------------------------------------------------------
Guam Power Authority, 3.45%, 5/11/2000                                                      3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County, Capital Asset Lease
   Revenue, 2.55%-3.30%, 4/6/2000-4/12/2000                                                18,700,000     18,700,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County, Transportation Commission,
   3.32%, 6/30/2000                                                                         5,500,000      5,508,896
---------------------------------------------------------------------------------------------------------------------
Sacramento County, Municipal Utility District,
   2.60%-3.40%, 4/7/2000-5/9/2000                                                          15,437,000     15,437,000
---------------------------------------------------------------------------------------------------------------------
San Diego Water Authority, 3.60%, 4/10/2000                                                 1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County, Airport,
   3.00%-3.45%, 5/9/2000-5/12/2000                                                         26,130,000     26,130,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County, Bay Area Rapid Transit,
   2.55%-3.30%, 4/11/00-5/15/2000                                                          14,600,000     14,600,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County, Public Utilities,
   3.30%, 4/13/2000                                                                         8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Ventura County, Financing Authority Lease,
   2.55%-3.30%, 4/6/2000-4/11/2000                                                         13,700,000     13,700,000


    The accompanying notes are an integral part of the financial statements.

                                       5

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Puerto Rico, Government Development
   Bank, 3.05%-3.65%, 4/5/2000-5/9/2000                                                $   55,660,000 $   55,660,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $268,370,558)                                                                268,370,558
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost: $739,762,558) (a)                                            $  739,762,558
---------------------------------------------------------------------------------------------------------------------


         Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)      Cost for federal income tax purposes was $739,762,558.

* Variable rate demand securities are securities whose yields are reset at market levels. These securities are shown at their current rate as of March 31, 2000, and are payable within five business days.




    The accompanying notes are an integral part of the financial statements.

Financial Statements

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

as of March 31, 2000 (Unaudited)

---------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $739,762,558)                                               $  739,762,558
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       5,492,091
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            2,450,000
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                        2,679,196
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                           22,419,269
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                   4,000
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             772,807,114
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                             51,373
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                          25,438,334
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                       149,930
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                          463,156
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         26,102,793
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $  746,704,321
---------------------------------------------------------------------------------------------------------------------
Net Asset Value
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share ($746,704,321 /
746,704,321 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                                                          $         1.00
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

Six Months Ended March 31, 2000 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------
Interest                                                                                              $    8,272,344
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                               467,266
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                     418,128
---------------------------------------------------------------------------------------------------------------------
Custodian and accounting fees                                                                                 10,066
---------------------------------------------------------------------------------------------------------------------
Distribution services fee                                                                                    780,591
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                      28,784
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                                          2,928
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                   10,065
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                       23,000
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                             62,068
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         99,119
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                  1,902,015
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                           (5,707)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                   1,896,308
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                      6,376,036
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                  $    6,376,036
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                                         Six Months
                                                                                            Ended       Year Ended
                                                                                       March 31, 2000  September 30,
                                                                                         (Unaudited)       1999
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $    6,376,036 $    6,007,976
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        6,376,036      6,007,976
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                  (6,376,036)    (6,007,976)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
------------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               2,075,068,853  2,001,802,434
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               6,358,910      6,030,649
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,737,154,955)(1,770,338,570)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                        344,272,808    237,494,513
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         402,431,513    164,937,000
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  746,704,321 $  402,431,513
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.


Year ended September 30,            2000(a)         1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                           $    1.00          1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                  .01           .02           .03           .03           .03           .03
---------------------------------------------------------------------------------------------------------------------
Less distributions from net
   investment income                  (.01)         (.02)         (.03)         (.03)         (.03)         (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        1.00          1.00          1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                      1.20(b)**     2.15          2.71          2.91          2.93          3.23
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                           747           402           165           117           119           105
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                         .71%*         .75           .74           .78           .72           .75
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                         .70%*         .75           .74           .78           .72           .75
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (%)                            2.38%*        2.14          2.66          2.78          2.88          3.16
---------------------------------------------------------------------------------------------------------------------


(a)      For the six months ended March 31, 2000 (Unaudited).

(b) Total return would have been lower had certain expesnes not been reduced.

*        Annualized

**       Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Federal income taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its tax exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

Distribution of income and gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment transactions and investment income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discount and premiums are accepted amortized for both tax and financial reporting purposes.

2. Transactions with affiliates

Management agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended March 31, 2000, the Fund incurred a management fee of $467,266.

Distribution agreement. The Fund has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. ("KDI"). For distribution services, the Fund pays KDI an annual fee of .33% of average daily net assets of the Fund. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms at an annual rate ranging from .15% to .33% of the average daily net assets of those accounts that they maintain and service. During the six months ended March 31, 2000, the Fund incurred a distribution services fee of $780,591.

Shareholder services agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $275,600 for the six months ended March 31, 2000.

Officers and trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended March 31, 2000, the Fund made no payments to its officers and incurred trustees' fees of $10,065 to independent trustees.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended March 31, 2000, the Fund's custodian and transfer agent fees were reduced by $1,432 and $4,275, respectively.

4. Line of Credit

The Fund and several Kemper Funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

SEMIANNUAL REPORT
--------------------------------------------------------------------------------


Tax-Exempt
California
Money Market
Fund


March 31, 2000






Principal Underwriter
Kemper Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606



This report is not to be distributed unless preceded or accompanied by a Tax-Exempt California Money Market Fund prospectus.